Revenue - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract assets	$ 320,124		$ 297,960	$ 292,407
Contract with customer assets funds withheld	122,700		116,300
Contract with customer asset change in measure of timing and volume of billings	22,100
Contract with customer liability, revenue recognized	$ 71,400	$ 56,300	74,900	$ 71,700
Percentage of revenue recognized	34.00%	52.00%
Transaction price allocated to performance obligation	$ 286,600		$ 212,300
Revenue remaining performance obligation percentage			88.00%